Goodwill and Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 2,120
2023	1,961
2024	1,470
2025	1,013
2026	711
Thereafter	250
Net Book Value	$ 7,525	$ 5,079